Unaudited Condensed Statement of Operations - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Operating expenses
General and administrative expenses	$ 753,838	$ 330,420
General and administrative expenses – related party	30,000	30,000
Total operating expenses	(783,838)	(360,420)
Other (expense) income:
Change in fair value of derivative warrant liabilities	(7,623,600)	(5,458,920)
Financing cost – derivative warrant liabilities		(862,785)
Net gain from cash equivalents held in Trust Account	9,248	7,974
Net loss	$ (8,398,190)	$ (6,674,151)
Weighted average shares outstanding of Class A ordinary shares subject to possible redemption, basic and diluted (in Shares)	32,943,083	32,831,343
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share)
Weighted average shares outstanding of non-redeemable ordinary shares, basic and diluted (in Shares)	13,931,917	11,002,709
Basic and diluted net loss per share, non-redeemable ordinary shares (in Dollars per share)	$ (0.60)	$ (0.61)